DGI Investment Trust

November 2, 2021

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	DGI Investment Trust (the “Tust”) File Nos. 333-252816/811-23637

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2021 (Accession No. 0001580642-21-00579).

If you have any questions concerning this filing, please contact the undersigned at (787) 326-5334. Very truly yours,

/s/ Hugh González Robison

Chief Legal Officer, General Counsel and Secretary

DGI Investment Trust

DGI Investment Trust, Oriental Center, 254 Munoz Rivera Avenue, 10th Floor, San Juan Puerto Rico 00918

787-777-2103